CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS

NOTE 5 - CASH AND CASH EQUIVALENTS

As of December 31, 2016 and 2017, cash and cash equivalents include cash on hand and in bank and short-term bank deposits. The carrying amount of cash and cash equivalents approximates their fair value, since the effect of discounting is immaterial.